Restricted net assets and parent company only condensed financial information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Restricted net assets and parent company only condensed financial information
34.	Restricted net assets and parent company only condensed financial information

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries and VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.
In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriation of 10% of net after-tax
profits to be set aside prior to payment of dividends as statutory surplus fund, unless such reserve fund reaches 50% of the entity’s registered capital, VIEs and PRC subsidiaries of VIEs are restricted in their ability to transfer a portion of their net assets to the Company.
The Company performs a test on the restricted net assets of its consolidated subsidiaries, VIEs and subsidiaries of VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3) “General Notes to Financial Statements” and concludes that the condensed financial information for the parent company is required to be presented as at December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020.

(a)	Balance sheets

	As at December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
			Note 2.5(d)
ASSETS
Non-current assets
Interests in subsidiaries	1,839,044	2,859,204	438,192
Prepayments	4,172	—	—

Total non-current assets	1,843,216	2,859,204	438,192

Current assets
Other receivables and prepayments	645	12,116	1,857
Amounts due from related parties	4,674	6,982	1,070
Financial assets at fair value through profit or loss	—	31,953	4,897
Derivative financial instruments	—	196	30
Cash and cash equivalents	122,104	941,541	144,297

Total current assets	127,423	992,788	152,151

Total assets	1,970,639	3,851,992	590,343

LIABILITIES
Non-current liabilities
Financial instruments with preferred rights	2,106,334	—	—

Total non-current liabilities	2,106,334	—	—

Current liabilities
Other payables and accruals	26,492	27,838	4,266
Amounts due to related parties	564	557	86

Total current liabilities	27,056	28,395	4,352

Total liabilities	2,133,390	28,395	4,352

Net (liabilities)/assets	(162,751)	3,823,597	585,991

SHAREHOLDERS’ (DEFICIT)/EQUITY
Share capital	17	59	9
Share premium	—	6,657,562	1,020,316
Treasury shares	(3,578)	—	—
Other reserves	100,723	279,479	42,831
Accumulated losses	(259,913)	(3,113,503)	(477,165)

Total shareholders’ (deficit)/equity	(162,751)	3,823,597	585,991

(b)	Statements of loss

	Year ended December 31,
	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Administrative expenses	—	(18,199)	(19,480)	(2,986)
Other income and gains - net	—	—	833	128

Finance costs - net	—	(6,303)	(1,230)	(189)

Financial instruments with preferred rights
- loss on fair value changes	—	(208,869)	(2,823,370)	(432,700)
- other loss	—	(26,542)	—	—

Loss before income tax	—	(259,913)	(2,843,247)	(435,747)

Income tax expense	—	—	—	—

Loss for the year	—	(259,913)	(2,843,247)	(435,747)

(c)	Statements of cash flows

	Year ended December 31,
	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Cash flows from operating activities

Cash used in operations	—	(10,805)	(36,241)	(5,554)

Net cash used in operating activities	—	(10,805)	(36,241)	(5,554)

Cash flows from investing activities

Investment in subsidiaries	—	(231,062)	(1,006,010)	(154,178)
Purchase of wealth management products	—	—	(21,858)	(3,350)
Purchase of equity security	—	—	(13,721)	(2,103)
Purchase of derivative financial instruments	—	—	(68,078)	(10,433)
Redemption of derivative financial instruments	—	—	69,628	10,671
Others	—	—	(294)	(45)

Net cash used in investing activities	—	(231,062)	(1,040,333)	(159,438)

Cash flows from financing activities

Proceeds from issuance of ordinary shares	—	18	1,676,816	256,983
Proceeds from ADS depository	—	—	23,069	3,535
Proceeds from issuance of financial instruments with preferred rights	—	456,568	70,026	10,732
Issuance costs of financial instruments with preferred rights	—	(6,303)	—	—
Repurchase of ordinary shares	—	(54,479)	(4,102)	(629)
Repurchase of financial instruments with preferred rights	—	(43,279)	—	—
Proceeds from an investor upon reorganization	—	15,000	299,051	45,832
Payments in relation to listing expenses	—	(1,081)	(21,691)	(3,324)

Net cash generated from financing activities	—	366,444	2,043,169	313,129

Net increase in cash and cash equivalents	—	124,577	966,595	148,137

Cash and cash equivalents at beginning of year	—	—	122,104	18,713
Exchange differences of cash and cash equivalents	—	(2,473)	(147,158)	(22,553)

Cash and cash equivalents at end of year	—	122,104	941,541	144,297

(d)
The Company did not have any significant guarantees, capital or other commitments as of December 31, 2019 and 2020. The VIEs and subsidiaries of VIEs did not pay any dividends to the Company for the reported periods.